UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 ☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported) February 5, 2013

Bluegreen Corporation1

(Exact name of securitizer as specified in its charter)

_________________________________________

Commission File Number of securitizer: 001-09292

Central Index Key Number of securitizer: 0000778946

Allan J. Herz, Bluegreen Corporation, (561) 912-8210

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 Bluegreen Corporation, as securitizer (“Bluegreen”), is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period with respect to the following affiliated non-registrant securitizers: BXG Receivables Owner Trust 2004-A; BXG Receivables Note Trust 2004-B; BXG Receivables Note Trust 2005-A; BXG Receivables Owner Trust 2006-A; BXG Receivables Note Trust 2006-B; BXG Receivables Note Trust 2007-A; BXG Receivables Note Trust 2008-A; BXG Receivables Note Trust 2010-A; BXG Receivables Note Trust 2012-A; BXG Legacy 2010 LLC; and BXG Timeshare Trust I.

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Bluegreen has indicated by check mark that there is no activity to report for the annual period January 1, 2012 to December 31, 2012. Repurchases or replacements made by Bluegreen or any of its affiliates which were not effected pursuant to a repurchase or replacement request or demand are not included in this disclosure. Information regarding such discretionary repurchases and/or replacements is contained in Bluegreen’s periodic filings with the Securities and Exchange Commission, including its Annual Reports on Form 10-K and Quarterly Reports on Form 10-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Bluegreen Corporation (Securitizer)

Date: February 5, 2013

/s/ Allan J. Herz

(Signature)

Name: Allan J. Herz

Title: Senior Vice President, Mortgage Operations and Assistant Treasurer